Shareholders’ Equity	12 Months Ended
Dec. 31, 2020
Shareholders’ Equity
Shareholders’ Equity

12. Shareholders’ Equity

(a) Share capital

	Number of shares 2020	Number of shares 2019	Number of shares 2018
	Ordinary	Ordinary	Ordinary
Balance at January 1	53,975,838	43,149,987	36,425,014
Issued for cash	53,708	10,454,545	6,612,500
Issued for services	102,007	371,306	112,473
Exercise of share options	303,408	46,900	226,098
Treasury shares issued (transferred)	(303,408)	(46,900)	(226,098)
Balance at December 31	54,131,553	53,975,838	43,149,987

The authorized share capital of the Company amounting to € 7,200,000 consists of 90,000,000 ordinary shares and 90,000,000 preference shares with a par value of € 0.04 per share. At December 31, 2020,  54,131,553 ordinary shares were issued and fully paid, of which 3,926,743 were held by the Company as treasury shares (2019:  4,230,151).

In September 2018, the Company consummated an underwritten public offering and concurrent registered direct offering of 6,612,500 ordinary shares at an issue price of $ 15.75 per share. The gross proceeds from this offering amounted to € 89,983,000 while the transaction costs amounted to € 5,792,000, resulting in net proceeds of € 84,191,000.

In November 2018, the Company issued 112,473 shares in the aggregate amount of $  2,500,000, at $  22.23 (€ 19.46) per share to Ionis Pharmaceuticals, Inc. Under the terms of the agreement, an upfront payment in ordinary shares to its common stock was made to Ionis upon signing the worldwide license agreement. The Company was granted an exclusive worldwide license to QR-1123 and relevant patents. The Company will also make future milestone payments, certain of which will be made in equity and others in cash or equity at the company’s discretion, and royalties on net sales of 20% through the royalty term.

On November 7, 2018, the Company filed a shelf registration statement, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by us of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement with H.C. Wainwright & Co in one or more at-the-market offerings.

In October 2019, the Company consummated an underwritten public offering of 10,454,545 ordinary shares at an issue price of $ 5.50 per share. The gross proceeds from this offering amounted to € 51,597,000 while the transaction costs amounted to € 3,047,000, resulting in net proceeds of € 48,550,000.

In December 2019, the Company issued 371,306 shares in the aggregate amount of $ 3,501,000, at $ 9.43 (€ 8.51) per share to Ionis Pharmaceuticals, Inc. Under the terms of the agreement, the second installment of the upfront payment in ordinary shares to the Company’s common stock was made to Ionis upon the dosing of the first patient in the phase 1/2 Aurora clinical trial for QR-1123.

In March 2020, the Company terminated its sales agreement with H.C. Wainwright & Co and entered into a sales agreement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market offerings with Citigroup Global Markets, Inc. and Cantor Fitzgerald & Co. In 2020, no shares were issued pursuant to this ATM facility.

(b) Equity settled employee benefit reserve

The costs of share options for employees, members of the Supervisory Board and members of the Management Board are recognized in the income statement, together with a corresponding increase in equity during the vesting period, taking into account (deferral of) corporate income taxes. The accumulated expense of share options recognized in the income statement is shown separately in the equity category ‘equity settled employee benefit reserve’ in the ‘statement of changes in equity’. On September 25, 2017, we established a Dutch foundation named Stichting Bewaarneming Aandelen ProQR for holding shares in trust for employees, members of the Management Board and members of the Supervisory Board of the Company and its group companies who from time to time will exercise options under the Company’s equity incentive plans.

(c) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(d) Share options

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan were € 7,838,000 in 2020 (2019: € 5,948,000), of which € 4,423,000 (2019: € 3,323,000) was recorded in general and administrative costs and € 3,415,000 (2019: € 2,625,000) was recorded in research and development costs based on employee allocation.

Options granted under this stock option plan are exercisable once vested. Any vesting schedule may be attached to the granted options, however the typical vesting period is four years (25% after every year). The options expire ten years after date of grant. Options granted under the stock option plan are granted at exercise prices which equal the fair value of the ordinary shares of the Company at the date of the grant.

The fair value of the options is estimated at the date of grant using the Black-Scholes option-pricing model, with on average the following assumptions:

	Options granted		Options granted		Options granted
	in 2020		in 2019		in 2018
Risk-free interest rate	1.432%		2.430%		2.223%
Expected dividend yield	—%		—%		—%
Expected volatility	78.7%		80.2%		80.9%
Expected life in years	5	years	5	years	5	years

The resulting weighted average grant date fair value of the options amounted to € 5.01 in 2020 (2019: € 7.71). The stock options granted have a 10-year life following the grant date and are assumed to be exercised five years from date of grant for all awards.

Movements in the number of options outstanding and their related weighted average exercise prices are as follows:

	2020		2019		2018
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	5,575,454	€5.80	4,511,512	€4.24	3,331,875	€4.78
Granted	1,851,056	€7.88	1,237,506	€11.77	1,570,366	€3.11
Forfeited	(85,584)	€7.14	(119,338)	€9.35	(142,467)	€4.29
Exercised	(303,408)	€2.34	(46,900)	€4.18	(226,098)	€4.02
Expired	(16,283)	€8.26	(7,326)	€8.76	(22,164)	€6.42
Balance at December 31	7,021,235	€6.47	5,575,454	€5.80	4,511,512	€4.24
Exercisable at December 31	3,401,449		2,521,477		1,683,731

The options outstanding at December 31, 2020 had an exercise price in the range of € 1.11 to € 20.34 (2019: € 1.11 to € 20.34) and a weighted-average contractual life of 7.0 years (2019: 7.2 years).

The weighted-average share price at the date of exercise for share options exercised in 2020 was € 7.11 (2019: € 12.47).

Please refer to note 24 for the options granted to key management personnel.